Taxation - Schedule of Effective Income Tax Rate Reconciliation (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax	¥ (947,294)	$ (145,178)	¥ (1,102,196)	¥ (996,810)
Income tax computed at the PRC statutory tax rate of 25%	(236,824)	(36,295)	(275,549)	(249,203)
Effect of tax holiday and preferential tax rates	(44,121)	(6,762)	11,493	(29,103)
Effect of different tax rates in different jurisdictions	10,580	1,621	(11,626)	(20,980)
Other non-taxable income	(35,454)	(5,434)	(21,557)	(4,018)
Non-deductible expenses	14,060	2,156	64,095	20,931
Share based compensation costs	82,528	12,648	30,320	11,794
Research and development super deduction	(113,388)	(17,377)	(94,401)	(75,787)
Withholding tax and others	11,581	1,775	9,180	9,809
Change in valuation allowance	399,756	61,265	259,031	369,257
True-up adjustments in respect of prior year's annual tax filling	(83,342)	(12,773)
Tax rate change on deferred items	9,528	1,460	38,017	(23,068)
Income tax expense	¥ 14,904	$ 2,284	¥ 9,003	¥ 9,632